Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	December 31,	December 31,
	2024	2025
	RMB	RMB
Brokerage licenses	52,247	50,925
Trade Name	6,400	6,400
Technology	27,600	27,600
	86,247	84,925
Accumulated amortization	(43,913)	(44,226)
Accumulated impairment loss of intangible assets	(37,708)	(37,387)
Intangible assets, net	4,626	3,312